Contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments excluding derivatives (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Contingent liabilities, contingent assets and credit commitments
Letters of credit and guarantees	$ 15,585	$ 15,460
Commitments to extend credit	174,658	178,443
Other	154	648
Total undrawn credit commitments	190,397	194,551
Commitments to customers, which had not yet been accepted	5,700	5,500
No later than one year
Contingent liabilities, contingent assets and credit commitments
Letters of credit and guarantees	8,983
Commitments to extend credit	50,292
Total undrawn credit commitments	59,275
Later than one year and not later than three years
Contingent liabilities, contingent assets and credit commitments
Letters of credit and guarantees	2,717
Commitments to extend credit	49,320
Other	74
Total undrawn credit commitments	52,111
Over 3 to 5 Years
Contingent liabilities, contingent assets and credit commitments
Letters of credit and guarantees	890
Commitments to extend credit	14,637
Other	25
Total undrawn credit commitments	15,552
Over 5 Years
Contingent liabilities, contingent assets and credit commitments
Letters of credit and guarantees	2,995
Commitments to extend credit	60,409
Other	55
Total undrawn credit commitments	63,459
Parent Entity
Contingent liabilities, contingent assets and credit commitments
Letters of credit and guarantees	14,957	14,908
Commitments to extend credit	152,943	156,423
Other	99	648
Total undrawn credit commitments	$ 167,999	$ 171,979